SUPPLEMENT DATED JANUARY 21, 2004 TO

                        PROSPECTUS DATED MAY 1, 2003 FOR

                  DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED BY

                  NATIONWIDE LIFE INSURANCE COMPANY THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT - 4

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. THE "WAIVER OF CONTINGENT DEFERRED SALES CHARGE" SECTION OF THE PROSPECTUS IS AMENDED TO ADD THE FOLLOWING AS THE SECOND TO LAST PARAGRAPH:

   The CDSC provisions of the contract do not apply to partial surrenders taken from the contract to pay advisory or management fees, subject to a 2% maximum limit of the contract value as of the most recent calendar year end. Partial surrenders to pay advisory or management fees that exceed the 2% maximum limit will be subject to the applicable CDSC provisions of the contract. Any surrenders made for this purpose may be subject to income tax and/or tax penalties. Please see "Partial Surrenders (Partial Redemptions)."

2. THE "MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS" SECTION(S) OF YOUR PROSPECTUS IS AMENDED TO REFLECT A LOWER MINIMUM SUBSEQUENT PURCHASE PAYMENT AS FOLLOWS:

   MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS
   ---------------------------- ------------------------ -----------------------
               CONTRACT             MINIMUM INITIAL         MINIMUM SUBSEQUENT
                 TYPE              PURCHASE PAYMENT              PAYMENTS*
   ---------------------------- ------------------------ -----------------------
   Non-Qualified                        $10,000                    $500
   ---------------------------- ------------------------ -----------------------
   IRA                                  $10,000                    $500
   ---------------------------- ------------------------ -----------------------
   SEP IRA                              $10,000                    $500
   ---------------------------- ------------------------ -----------------------
   Simple IRA                           $10,000                    $500
   ---------------------------- ------------------------ -----------------------
   Roth IRA                             $10,000                    $500
   ---------------------------- ------------------------ -----------------------
   Tax Sheltered Annuity                $10,000                    $500
   ---------------------------- ------------------------ -----------------------
   Investment-only                      $10,000                    $500
   ---------------------------- ------------------------ -----------------------
   Charitable Remainder Trust           $10,000                    $500
   ---------------------------- ------------------------ -----------------------
   *For subsequent purchase payments sent via automatic deposit, the minimum subsequent purchase payment is $50. Subsequent purchase payments are not permitted in some states under certain circumstances.

   If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

3. THE "PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)" SECTION OF THE PROSPECTUS, AS SUPPLEMENTED ON DECEMBER 18, 2003, IS AMENDED AS FOLLOWS:

   Partial Surrenders to Pay Financial Advisor Fees

   The contract may be available for use with investment accounts sold by financial advisors. Any fees and expenses charged by financial advisors or associated with such accounts are separate from and in addition to the fees and expenses of the contract described in this prospectus. Fees for these accounts would be specified in the respective account agreements with the financial advisor. Selection of an investment advisor is at the complete discretion of the contract owner. Nationwide is not affiliated with, and does not endorse, such advisors and makes no representation as to their qualifications. Partial surrenders taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract subject to a 2% maximum limit of the contract value as of the most recent calendar year end. Partial surrenders taken to pay advisory or management fees that exceed the 2% maximum limit will be subject to applicable CDSC provisions of the contract. Any surrenders taken for this purpose may be subject to income tax and/or tax penalties. See "Waiver of Contingent Deferred Sales Charges" earlier in this prospectus.

   Please consult with the financial advisor for more information on the tax status of surrenders made for this purpose.